Cover	Apr. 17, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-40071
Entity Registrant Name	AUDDIA INC.
Entity Central Index Key	0001554818
Entity Tax Identification Number	45-4257218
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2100 Central Avenue
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Boulder
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80301
City Area Code	(303)
Local Phone Number	219-9771
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	AUUD
Security Exchange Name	NASDAQ
Common Stock Warrants
Title of 12(b) Security	Common Stock Warrants
Trading Symbol	AUUDW
Security Exchange Name	NASDAQ